Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Transactions were Carried Out with Related Parties
The following transactions were carried out with related parties:

	2019	2018
Sales of services
Associates (legal and administrative services) (i)	11	159

	11	159

Purchases of goods and services
Entity controlled management personnel (ii)	(10,029)	(7,730)
Associates (transaction services) (iii)	(451)	(397)

	(10,480)	(8,127)

(i)	In 2019, related to services provided to VHSYS. In 2018, related to cost-sharing and checking account agreements with Equals S.A. incurred until the acquisition date.
(ii)	Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services provided by Zurich Consultoria e Participações Ltda.
(iii)	Related mainly to commission expenses paid to Collact due to new customer acquisition.

Summary of Balances Outstanding at the End of Reporting Period
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2019	2018
Associates	—	13
Loans to key management personnel	6,084	8,082
Convertible loans	6,753	—

Receivables from related parties	12,837	8,095

Summary of Compensation Expense	For the year ended December 31, 2019 and 2018, compensation expense was as follows:

	2019	2018
Short-term benefits	11,902	5,330
Share-based payments (Note 25)	18,878	19,941

	30,780	25,271